Average Annual Total Returns - DWS Communications Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI World Communication Services Index (reflects no deduction for fees or expenses) 1 Year	MSCI World Communication Services Index (reflects no deduction for fees or expenses) 5 Years	MSCI World Communication Services Index (reflects no deduction for fees or expenses) 10 Years
Total	Jan. 18, 1984	18.70%	9.75%	9.29%	18.70%	8.03%	8.24%	11.07%	6.85%	7.14%	22.74%	10.49%	9.64%	Oct. 28, 1998	25.01%	10.22%	9.11%	Jun. 04, 1998	26.20%	11.33%	10.20%	15.90%	12.19%	9.87%	22.98%	9.53%	8.35%